PROPERTY AND EQUIPMENT - Additional Information (Detail) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009 Well servicing equipment	Sep. 30, 2009 Production Services
Property, Plant and Equipment [Line Items]
Capitalized costs incurred during application development stage of internal-use software	$ 1,200,000	$ 14,700,000	$ 13,100,000
Capitalized interest cost	1,735,000	3,517,000	3,999,000
Depreciation of assets held under capital leases	2,800,000	3,200,000	3,500,000
Pre-tax asset retirements and impairment charge	$ 0	$ 0	$ 96,768,000	$ 65,900,000	$ 31,100,000